Summary Of Significant Accounting Policies - Subsidiaries (Tables) (Details)	6 Months Ended
Jun. 30, 2017
Navios Maritime Midstream Operating LLC
Subsidiaries Nature, Country of Incorporation List
Vessel name	N/A
Country of incorporation	Marshall Islands
Statement of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Navios Maritime Midstream Partners L.P.
Subsidiaries Nature, Country of Incorporation List
Vessel name	N/A
Country of incorporation	Marshall Islands
Statement of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Navios Maritime Midstream Finance (US) Inc.
Subsidiaries Nature, Country of Incorporation List
Vessel name	N/A
Country of incorporation	Delaware
Statement of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Shinyo Kannika Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Kannika
Country of incorporation	Hong Kong
Statement of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Shinyo Ocean Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Ocean
Country of incorporation	Hong Kong
Statement of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Shinyo Saowalak Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Saowalak
Country of incorporation	British Virgin Is.
Statement of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Shinyo Kieran Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	Shinyo Kieran
Country of incorporation	British Virgin Is.
Statement of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Shinyo Dream Limited
Subsidiaries Nature, Country of Incorporation List
Vessel name	C. Dream
Country of incorporation	Hong Kong
Statement of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30
Sikinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Vessel name	Nave Celeste
Country of incorporation	Marshall Islands
Statement of Operations
2017	1/1 - 6/30
2016	1/1 - 6/30